Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2025
Personnel Costs [Abstract]
Schedule of Personnel Costs
Thousands of $ For the years ended December 31	2025	2024	2023
The number of employees at the end of the year was:
Laboratory operations	131	101	79
R&D staff	22	31	31
S&M staff	122	94	106
G&A staff	89	86	84
Total number of employees	364	312	300
Their aggregate remuneration comprised:
Wages and salaries	47,990	46,719	38,568
Health insurance expenses	6,812	5,969	5,202
Social security costs	3,221	3,028	2,752
Share-based compensation	2,211	1,725	665
Pension costs	1,517	1,448	1,186
Other costs	844	883	990
Total personnel costs	62,595	59,772	49,363